STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Summary of Stock-based Compensation Expense by Type of Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Stock-based compensation expense
Total stock-based compensation expense	$ 12,188	$ 25,348	$ 33,036
Total equity-settled awards
Stock-based compensation expense
Total stock-based compensation expense	12,167	25,246	32,865
Restricted stock units and restricted stock awards
Stock-based compensation expense
Total stock-based compensation expense	12,777	21,759	31,825
Stock bonus program and bonus share program
Stock-based compensation expense
Total stock-based compensation expense	(610)	3,487	1,040
Phantom stock units (cash-settled awards)
Stock-based compensation expense
Total stock-based compensation expense	$ 21	$ 102	$ 171